RULE 24f-2 NOTICE

                              For

           Dean Witter Intermediate Income Securities

                      (File No. 811-5654)

Fiscal Year for Which Notice is filed              08/31/95

Unsold balance at beginning of fiscal year of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year           4,829,143
   pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during            $ 45,425,471
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed           $ 70,678,175
     during fiscal year

(3)  Purchase price of shares previously           0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                      $ 70,678,175

(5)  Item (1) less item (4)                      $ (25,252,704)

(6)  Amount of filing fee                        $ 0


                         By    /s/Sheldon Curtis
                                  Sheldon Curtis
                               Vice President and General Counsel

Dated:  October 5, 1995

dp\notice.interm